Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Current
Current income tax benefit (expense)	$ (602,479)	$ (73,391)	$ (799,008)	$ (145,012)	$ (277,316)	$ (531,993)
One-time transition tax on accumulated foreign earnings	(478,499)		(478,499)
Deferred
Deferred income tax benefit (expense)			1,073,700		749,400	(280,600)
Total income tax benefit (expense)	571,121	(73,391)	274,692	(145,012)	472,084	(812,593)
USA [Member]
Current
Current income tax benefit (expense)			(60,162)
Deferred
Deferred income tax benefit (expense)	1,173,600		1,073,700		749,400	(280,600)
Hong Kong [Member]
Current
Current income tax benefit (expense)	(5,113)	(27,576)	(9,422)	(34,101)	(70,958)	23,287
China [Member]
Current
Current income tax benefit (expense)	$ (118,867)	$ (45,815)	$ (250,925)	$ (110,911)	$ (206,358)	$ (555,280)